EQUITY - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number
Opening balance	7,853,439	2,676,614
Issued	0	7,500,000
Exercised	(7,821,700)	(872,291)
Expired	(31,739)	(1,450,884)
Ending balance	0	7,853,439
Weighted average exercise price
Opening balance (in dollars per share)	$ 2.26	$ 3.80
Issued (in dollars per share)	0	2.20
Exercised (in dollars per share)	2.25	3.50
Expired (in dollars per share)	3.50	4.00
Ending balance (in dollars per share)	$ 0	$ 2.26